The Fixed And Variable Annuity

                                                                       issued by

                                                           COVA VARIABLE ANNUITY
                                                                    ACCOUNT FIVE

                                                                             and

                                                             COVA FINANCIAL LIFE
                                                               INSURANCE COMPANY




This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 27 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 26 investment portfolios listed below. The 26 investment portfolios are part of Cova Series Trust, Lord Abbett Series Fund, Inc., General American Capital Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable Insurance Trust. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).


Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         Select Equity
         Large Cap Stock
         Small Cap Stock
         International Equity
         Quality Bond

     Managed by Lord, Abbett & Co.
         Bond Debenture (a "high yield" portfolio under
            California insurance regulations)
         Mid-Cap Value
         Large Cap Research
         Developing Growth
         Lord Abbett Growth and Income (not currently available)

Lord Abbett Series Fund, Inc.:

     Managed by Lord, Abbett & Co.
         Growth and Income

General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market

Variable Insurance Products Fund:

     Managed by Fidelity Management
     & Research Company
         VIP Growth
         VIP Equity-Income

Variable Insurance Products Fund II:

     Managed by Fidelity Management
     & Research Company
         VIP II Contrafund

Variable Insurance Products Fund III:

     Managed by Fidelity Management
     & Research Company
         VIP III Growth & Income
         VIP III Growth Opportunities

AIM Variable Insurance Funds, Inc.:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation
         AIM V.I. International Equity
         AIM V.I. Value

MFS Variable Insurance Trust:

     Managed by Massachusetts Financial Services Company
         MFS Emerging Growth
         MFS Research
         MFS Growth With Income
         MFS High Income
         MFS World Governments
         MFS/Foreign & Colonial Emerging Markets Equity

The Cova Series Trust Lord Abbett Growth and Income Portfolio is not currently available. (Check with your broker regarding future availability.)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 19 of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 1998

TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  FEE TABLE                                                  6

  EXAMPLES                                                   8

  1. THE ANNUITY CONTRACT                                   11

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    11

  3. PURCHASE                                               11
     Purchase Payments                                      11
     Allocation of Purchase Payments                        11
     Accumulation Units                                     12

  4. INVESTMENT OPTIONS                                     12
     Cova Series Trust                                      12
     Lord Abbett Series Fund, Inc.                          12
     General American Capital Company                       12
     Variable Insurance Products Fund                       12
     Variable Insurance Products Fund II                    12
     Variable Insurance Products Fund III                   12
     AIM Variable Insurance Funds, Inc.                     13
     MFS Variable Insurance Trust                           13
     Transfers                                              13
     Dollar Cost Averaging Program                          13
     Automatic Rebalancing Program                          13
     Approved Asset Allocation Programs                     13
     Voting Rights                                          14
     Substitution                                           14

  5. EXPENSES                                               14
     Insurance Charges                                      14
     Contract Maintenance Charge                            14
     Withdrawal Charge                                      14
     Reduction or Elimination of the
        Withdrawal Charge                                   14
     Premium Taxes                                          15
     Transfer Fee                                           15
     Income Taxes                                           15
     Investment Portfolio Expenses                          15

  6. TAXES                                                  15
     Annuity Contracts in General                           15
     Qualified and Non-Qualified Contracts                  15
     Withdrawals - Non-Qualified Contracts                  15
     Withdrawals - Qualified Contracts                      15
     Withdrawals - Tax-Sheltered Annuities                  15
     Diversification                                        15

  7. ACCESS TO YOUR MONEY                                   16
     Systematic Withdrawal Program                          16

  8. PERFORMANCE                                            16


  9. DEATH BENEFIT                                          16
     Upon Your Death                                        16
     Death of Annuitant                                     18

10. OTHER INFORMATION                                       18
     Cova                                                   18
     The Separate Account                                   18
     Distributor                                            18
     Ownership                                              18
     Beneficiary                                            18
     Assignment                                             18
     Suspension of Payments or Transfers                    19
     Financial Statements                                   19

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      19

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Performance Information                                    B-1


INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                          Page

Accumulation Phase                                          11
Accumulation Unit                                           12
Annuitant                                                   11
Annuity Date                                                11
Annuity Options                                             11
Annuity Payments                                            11
Annuity Unit                                                12
Beneficiary                                                 18
Fixed Account                                               11
Income Phase                                                11
Investment Portfolios                                       12
Joint Owner                                                 18
Non-Qualified                                               15
Owner                                                       18
Purchase Payment                                            11
Qualified                                                   15
Tax Deferral                                                15

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

1.   THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 26 investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

This contract also offers 26 investment  portfolios  which are listed in Section
4. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

You can put money into any or all of the investment portfolios (except as noted) and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2.   ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose one of three options. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.   PURCHASE:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4.   INVESTMENT OPTIONS:

You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

COVA SERIES TRUST:
  MANAGED BY J.P. MORGAN
  INVESTMENT MANAGEMENT INC.
   Select Equity Portfolio
   Large Cap Stock Portfolio
   Small Cap Stock Portfolio
   International Equity Portfolio
   Quality Bond Portfolio
  MANAGED BY LORD, ABBETT & CO.
   Bond Debenture Portfolio (a "high yield" portfolio under
       California insurance regulations)
   Mid-Cap Value Portfolio
   Large Cap Research Portfolio
   Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio (not currently available)
LORD ABBETT SERIES FUND, INC.:
  MANAGED BY LORD, ABBETT & CO.
   Growth and Income Portfolio
GENERAL AMERICAN CAPITAL COMPANY:
  MANAGED BY CONNING ASSET
  MANAGEMENT COMPANY
   Money Market Fund
VARIABLE INSURANCE PRODUCTS FUND:
  MANAGED BY FIDELITY MANAGEMENT
  & RESEARCH COMPANY
   VIP III Growth Opportunities Portfolio
   VIP Growth Portfolio
   VIP III Growth & Income Portfolio
   VIP Equity-Income Portfolio
   VIP II Contrafund Portfolio
       (VIP, VIP II and VIP III refer to Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance
       Products Fund III, respectively.)
A I M VARIABLE INSURANCE FUNDS, INC.:
  MANAGED BY A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund
MFS VARIABLE INSURANCE TRUST:
  MANAGED BY MASSACHUSETTS
  FINANCIAL SERVICES COMPANY
   MFS Emerging Growth Series
   MFS Research Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS World Governments Series
   MFS/Foreign & Colonial Emerging Markets Equity Series

Depending upon market conditions, you can make or lose money in any of these portfolios.

5.   EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%-4% depending upon the state.

There are also investment charges which currently range from .11% to 1.50% of the average daily value of the investment portfolio depending upon the investment portfolio.

6.   TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7.   ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. Each purchase payment you add to your contract has its own 5 year withdrawal charge period. After Cova has had a payment for 5 years, there is no charge for withdrawing that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8.   PERFORMANCE:

The value of the contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. Cova provides performance information in Appendix B and the SAI. Past performance is not a guarantee of future results.

9.   DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

10.  OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

* You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

* You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

* You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

* Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.

11. INQUIRIES:

If you need more information, please contact us at:
Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

COVA VARIABLE ANNUITY ACCOUNT FIVE
FEE TABLE

Owner Transaction Expenses
Withdrawal Charge (see Note 2 below)
     5% of purchase payment withdrawn
Transfer Fee (see Note 3 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.
Contract Maintenance Charge (see Note 4 below)
     $30 per contract per year


Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                          ---
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                  Other Expenses
                                                                                  (after expense            Total Annual
                                                Management         12b-1        reimbursement for             Portfolio
                                                   Fees            Fees        certain Portfolios)            Expenses
-------------------------------------------------------------------------------------------------------------------
Cova Series Trust (a)
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                               .75%             - -                .10%                     .85%
       Large Cap Stock                             .65%             - -                .10%                     .75%
       Small Cap Stock                             .85%             - -                .10%                     .95%
       International Equity                        .85%             - -                .10%                     .95%
       Quality Bond                                .55%             - -                .10%                     .65%
-------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture (a "high yield" portfolio
          under California insurance regulations)  .75%             - -                .10%                     .85%
       Mid-Cap Value(b)                           1.00%             - -                .10%                    1.10%
       Large Cap Research(b)                      1.00%             - -                .10%                    1.10%
       Developing Growth(b)                        .90%             - -                .10%                    1.00%
       Lord Abbett Growth and Income(c)            .65%             - -                .10%                     .75%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.
       Growth and Income(d)                        .50%            .15%                .02%                     .67%
-------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                                .125%            - -                .08%                     .205%
-------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Managed by Fidelity Management
& Research Company
       VIP III Growth Opportunities(e)             .61%             - -                .16%                     .77%
       VIP Growth(e)                               .61%             - -                .08%                     .69%
       VIP III Growth & Income                     .50%             - -                .50%                    1.00%
       VIP Equity-Income(e)                        .51%             - -                .07%                     .58%
       VIP II Contrafund(e)                        .61%             - -                .13%                     .74%
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation(f)            .63%             - -                .05%                     .68%
       AIM V.I. International Equity(f)            .75%             - -                .18%                     .93%
       AIM V.I. Value(f)                           .62%             - -                .08%                     .70%
-------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
Managed by Massachusetts Financial
Services Company
       MFS Emerging Growth                         .75%             - -                .12%                     .87%
       MFS Research                                .75%             - -                .13%                     .88%
       MFS Growth With Income(g)                   .75%             - -                .25%                    1.00%
       MFS High Income(g)                          .75%             - -                .25%                    1.00%
       MFS World Governments(g)                    .75%             - -                .25%                    1.00%
       MFS/Foreign & Colonial Emerging
           Markets Equity(g)                      1.25%             - -                .25%                    1.50%
-------------------------------------------------------------------------------------------------------------------

Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)

(a) Since August 20, 1990, an affiliate of Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1997 would have been 1.00% for the Select Equity Portfolio, 1.39% for the Small Cap Stock Portfolio, 1.53% for the International Equity Portfolio, 1.08% for the Quality Bond Portfolio, 1.08% for the Large Cap Stock Portfolio, 1.07% for the Bond Debenture Portfolio, 8.41% for the Mid-Cap Value Portfolio, 10.04% for the Large Cap Research Portfolio and 9.00% for the Developing Growth Portfolio.

(b) Annualized. The Portfolio commenced regular investment operations on August 20, 1997.

(c)  Estimated. The Portfolio has not yet commenced investment operations.

(d) The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998, the 12b-1 plan fees are estimated to be .15%. The examples below for this Portfolio reflect the estimated 12b-1 fees.

(e) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .71% for VIP II Contrafund Portfolio and .76% for VIP III Growth Opportunities Portfolio.

(f) A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

(g) The adviser has agreed to bear expenses for the Series, subject to reimbursement by the Series, so that the Series' "Other Expenses" do not exceed .25% annually. Absent such reimbursement, "Total Annual Portfolio Expenses" would be: 1.10% for the MFS Growth With Income Series; 1.15% for the MFS High Income Series and the MFS World Governments Series; and are estimated to be 5.92% for the MFS/Foreign & Colonial Emerging Markets Equity Series.

Examples
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                        (a)   upon surrender at the end of each time period;
                                        (b)   if the contract is not surrendered or is annuitized.
                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
-------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                              (a)  $73.80     (a) $118.16       (a) $169.99      (a)  $266.24
                                                  (b)  $23.80     (b) $ 73.16       (b) $124.99      (b)  $266.24
       Large Cap Stock                            (a)  $72.80     (a) $115.15       (a) $164.95      (a)  $256.13
                                                  (b)  $22.80     (b) $ 70.15       (b) $119.95      (b)  $256.13
       Small Cap Stock                            (a)  $74.80     (a) $121.17       (a) $175.00      (a)  $276.23
                                                  (b)  $24.80     (b) $ 76.17       (b) $130.00      (b)  $276.23
       International Equity                       (a)  $74.80     (a) $121.17       (a) $175.00      (a)  $276.23
                                                  (b)  $24.80     (b) $ 76.17       (b) $130.00      (b)  $276.23
       Quality Bond                               (a)  $71.79     (a) $112.12       (a) $159.89      (a)  $245.92
                                                  (b)  $21.79     (b) $ 67.12       (b) $114.89      (b)  $245.92
-------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture (a "high yield" portfolio   (a)  $73.80     (a) $118.16       (a) $169.99      (a)  $266.24
         under California insurance regulations)  (b)  $23.80     (b) $ 73.16       (b) $124.99      (b)  $266.24
       Mid-Cap Value                              (a)  $76.30     (a) $125.66
                                                  (b)  $26.30     (b) $ 80.66
       Large Cap Research                         (a)  $76.30     (a) $125.66
                                                  (b)  $26.30     (b) $ 80.66
       Developing Growth                          (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       Lord Abbett Growth and Income              (a)  $72.80     (a) $115.15
                                                  (b)  $22.80     (b) $ 70.15
-------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.
       Growth and Income                          (a)  $71.99     (a) $112.73       (a) $160.90      (a)  $247.97
                                                  (b)  $21.99     (b) $ 67.73       (b) $115.90      (b)  $247.97
-------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a)  $67.31     (a) $ 98.54      (a)  $137.02     (a)  $199.08
                                                  (b)  $17.31     (b) $ 53.54      (b) $  92.02     (b)  $199.08
-------------------------------------------------------------------------------------------------------------------


Examples (continued)



                                                                          Time Periods

                                                  1 year          3 years           5 years          10 years
-------------------------------------------------------------------------------------------------------------------

Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Managed by Fidelity Management
& Research Company
       VIP III Growth Opportunities               (a)  $73.00     (a) $115.75
                                                  (b)  $23.00     (b) $ 70.75
       VIP Growth                                 (a)  $72.19     (a) $113.33
                                                  (b)  $22.19     (b) $ 68.33
       VIP III Growth & Income                    (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       VIP Equity-Income                          (a)  $71.09     (a) $110.00
                                                  (b)  $21.09     (b) $ 65.00
       VIP II Contrafund                          (a)  $72.69     (a) $114.84
                                                  (b)  $22.69     (b) $ 69.84
-------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation              (a)  $72.09     (a) $113.03
                                                  (b)  $22.09     (b) $ 68.03
       AIM V.I. International Equity              (a)  $74.60     (a) $120.57
                                                  (b)  $24.60     (b) $ 75.57
       AIM V.I. Value                             (a)  $72.29     (a) $113.63
                                                  (b)  $22.29     (b) $ 68.63
-------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial
Services Company
       MFS Emerging Growth                        (a)  $74.00     (a) $118.76
                                                  (b)  $24.00     (b) $ 73.76
       MFS Research                               (a)  $74.10     (a) $119.07
                                                  (b)  $24.10     (b) $ 74.07
       MFS Growth With Income                     (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS High Income                            (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS World Governments                      (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS/Foreign & Colonial Emerging            (a)  $80.29     (a) $137.54
         Markets Equity                           (b)  $30.29     (b) $ 92.54
-------------------------------------------------------------------------------------------------------------------


Explanation of Fee Table and Examples

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or approved Asset Allocation Programs.

4.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6.   The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.


1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 26 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 - Other Information.


2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum balance requirement for the fixed account and for each investment portfolio.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund of General American Capital Company for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Quality Bond Portfolio.

4.   INVESTMENT OPTIONS

The contract offers 26 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

Cova Series Trust

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an indirect subsidiary of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:
  Select Equity Portfolio
  Large Cap Stock Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio
Lord, Abbett & Co. is the sub-adviser to the following portfolios:
  Bond Debenture Portfolio (a "high yield" portfolio under California insurance regulations)
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio

THE COVA SERIES TRUST LORD ABBETT GROWTH AND INCOME PORTFOLIO IS NOT CURRENTLY AVAILABLE. (CHECK WITH YOUR BROKER REGARDING FUTURE AVAILABILITY.)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. is a mutual fund. The following portfolio managed by Lord, Abbett & Co. is available under the contract:

  Growth and Income Portfolio

General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III

Variable  Insurance  Products  Fund,  Variable  Insurance  Products  Fund II and
Variable Insurance Products Fund III are each a mutual fund with multiple portfolios managed by Fidelity Management & Research Company. The following portfolios are available under the contract:

Variable Insurance Products Fund:
  VIP Growth Portfolio
  VIP Equity-Income Portfolio
Variable Insurance Products Fund II:
  VIP II Contrafund Portfolio
Variable Insurance Products Fund III:
  VIP III Growth Opportunities Portfolio
  VIP III Growth & Income Portfolio

AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

MFS Variable Insurance Trust

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS High Income Series
  MFS World Governments Series
  MFS/Foreign & Colonial Emerging Markets Equity Series

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisors,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

Automatic Rebalancing Program

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver.

Reduction or Elimination of the Withdrawal Charge

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

When you make a withdrawal,  the amount of the death benefit may be reduced. See
Section 9. Death Benefits.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1998, at the time you buy the contract, you can select Death Benefit Option A or B. If no option is chosen on the forms provided by Cova, Option A will be your death benefit. If at the time you buy your contract, the endorsements for Death Benefit Options A and B are not approved in your state, Death Benefit Option D will be your death benefit until the death benefit endorsements are approved. When both death benefit endorsements are approved, you will be given an opportunity to choose between Option A or B. You will have 60 days to make this selection. If you fail to make an election during this time, your death benefit will automatically be enhanced to Death Benefit Option B.

If you bought your contract before May 1, 1998, you will have a one time election for a 60 day period, to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or for a 60 day period after both endorsements are approved in your state). If you fail to make an election during the 60 day period, your death benefit will automatically be enhanced to Death Benefit Option B. If on May 1, 1998, you or the joint owner are age 80 or older, you will be unaffected by the changes in death benefits. Death Benefit Option D will continue to be your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the sum of the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:
   Assumed facts for example:
   $10,000 current GACV
   $8,000 contract value
   $2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge) New GACV = $10,000 - [($2,100 / $8,000) X $10,000]
   which results in the current GACV of $10,000 being reduced by $2,625 The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death, plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80 plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the sum of the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

In certain states, the Death Benefit Options described above may not be available, in which case you will have Death Benefit Option D. When your state approves the endorsements for Option A or C and Option B, your death benefit will change. See the section above for details.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

Cova

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                            Year or Period       Year or Period       Period from Commencement of
                                                            ended 12/31/97       ended 12/31/96       Operations through 12/31/95
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                                        $11.30               $10.15                        *
     End of Period                                               12.88                11.30
     Number of Accum. Units Outstanding                        347,400               39,545
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Sub-Account
     Beginning of Period                                        $10.05                    *                        *
     End of Period                                               10.47
     Number of Accum. Units Outstanding                          8,510
------------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                        $10.83                    *                        *
     End of Period                                               10.53
     Number of Accum. Units Outstanding                          6,039
------------------------------------------------------------------------------------------------------------------------------------
Managed by J.P. Morgan
Investment Management Inc.
Select Equity Sub-Account
     Beginning of Period                                        $10.84                $10.15                       *
     End of Period                                               14.05                 10.84
     Number of Accum. Units Outstanding                        700,550               185,509
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Sub-Account
     Beginning of Period                                        $11.31               $10.91                        *
     End of Period                                               13.49                 11.31
     Number of Accum. Units Outstanding                        487,580               113,118
------------------------------------------------------------------------------------------------------------------------------------
International Equity Sub-Account
     Beginning of Period                                        $10.97                $10.10                       *
     End of Period                                               11.46                 10.97
     Number of Accum. Units Outstanding                        554,105               124,032
Quality Bond Sub-Account
     Beginning of Period                                        $10.37               $ 9.95                        *
     End of Period                                               11.16                 10.37
     Number of Accum. Units Outstanding                        234,643                64,534
Large Cap Stock Sub-Account
     Beginning of Period                                        $11.34                $10.16                       *
     End of Period                                               14.89                 11.34
     Number of Accum. Units Outstanding                        686,677               126,231
------------------------------------------------------------------------------------------------------------------------------------

* The Lord Abbett Series Fund, Inc. Growth and Income Portfolio started regular investment operations on July 20, 1995 and the Quality Bond Portfolio started regular investment operations on August 16, 1995. The accumulation unit values shown for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth and Mid-Cap Value Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; and November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios. The accumulation unit values for the beginning of the period for the General American Capital Company Money Market Sub-Account reflect the date they were first offered for sale under the contracts on December 4, 1997. The Separate Account had not invested in the following Portfolios which are advised by Lord, Abbett & Co. as of December 31, 1997: Large Cap Research and Lord Abbett Growth and Income and had not invested in the investment portfolios managed by Fidelity Management & Research Company, A I M Advisors, Inc. and Massachusetts Financial Services Company as of December 31, 1997.

APPENDIX A
Condensed Financial Information (continued)

                                                            Year or Period       Year or Period       Period from Commencement of
                                                            ended 12/31/97       ended 12/31/96       Operations through 12/31/95
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
Growth and Income Sub-Account
     Beginning of Period                                        $25.09                $21.31                  $19.54
     End of Period                                               30.84                 25.09                   21.31
     Number of Accum. Units Outstanding                        791,310               375,304                 125,555
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                                        $10.63                     *                       *
     End of Period                                               10.67
     Number of Accum. Units Outstanding                         14,091
------------------------------------------------------------------------------------------------------------------------------------

* The Lord Abbett Series Fund, Inc. Growth and Income Portfolio started regular investment operations on July 20, 1995 and the Quality Bond Portfolio started regular investment operations on August 16, 1995. The accumulation unit values shown for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth and Mid-Cap Value Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; and November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios. The accumulation unit values for the beginning of the period for the General American Capital Company Money Market Sub-Account reflect the date they were first offered for sale under the contracts on December 4, 1997. The Separate Account had not invested in the following Portfolios which are advised by Lord, Abbett & Co. as of December 31, 1997: Large Cap Research and Lord Abbett Growth and Income and had not invested in the investment portfolios managed by Fidelity Management & Research Company, A I M Advisors, Inc. and Massachusetts Financial Services Company as of December 31, 1997.

APPENDIX B
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

PART 1

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International
Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the following portfolios of Cova Series Trust: Bond Debenture, Mid-Cap
Value, Large Cap Research and Developing Growth. Lord, Abbett & Co. is the investment adviser for Lord Abbett Series Fund, Inc. Growth and Income Portfolio.
Conning Asset Management Company is the adviser for General  American  Capital
Company Money Market Fund. All of these portfolios began operations before May 1, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.

Part 1 Cova Series Trust
Average Annual Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects insurance                    (reflects all charges
                                                                      charges and                            and portfolio
                                                                   portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                            since                                   since
Portfolio                             in Portfolio             1 yr             inception                1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------
   Select Equity                         5/15/96               29.67%             22.08%                24.47%           19.23%
   Small Cap Stock                       5/15/96               19.31%             13.94%                14.12%           10.98%
   International Equity                  5/14/96                4.52%              8.07%                (0.64)%           5.07%
   Quality Bond                          5/20/96                7.58%              7.32%                 2.43%            4.28%
   Large Cap Stock                       5/16/96               31.36%             26.51%                26.15%           23.69%
   Bond Debenture                        5/20/96               14.05%             15.91%                 8.87%           12.97%
------------------------------------------------------------------------------------------------------------------------------------

Part 1 Lord Abbett Series Fund, Inc.
Average Annual Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                               Column B
                                                                  (reflects insurance                    (reflects all charges
                                                                      charges and                           and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                            since                                    since
Portfolio                             in Portfolio             1 yr             inception                1 yr            inception
------------------------------------------------------------------------------------------------------------------------------------
   Growth and Income                     7/20/95               22.91%             20.45%                17.48%           18.53%
------------------------------------------------------------------------------------------------------------------------------------

Part 1 General American Capital Company Money Market Fund
Average Annual Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                  (reflects insurance                    (reflects all charges
                                                                      charges and                            and portfolio
                                                                   portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                    since                                   since
Portfolio                             in Portfolio                      inception                               inception
------------------------------------------------------------------------------------------------------------------------------------
   Money Market                         12/4/97                           .34%                                  (4.81)%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX B
PERFORMANCE INFORMATION (continued)

PART 2

Shares of the General American Capital Company Money Market Fund were made available under the contract on May 1, 1997. Shares of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable
Insurance Trust were offered under the contract on December 30, 1997. Shares of the Select Equity, Small Cap Stock, International Equity, Quality Bond, Large
Cap Stock and Bond Debenture Portfolios of Cova Series Trust were offered under the contract on May 1, 1996 and shares of the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios of Cova Series Trust were offered under the contract on November 15, 1997. However, certain Portfolios have been in existence for a longer time and therefore have an investment performance history. In order to show how the historical performance of the Portfolios affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Portfolios and the accumulation unit performance calculated by assuming that accumulation units were invested in the Portfolios for the same periods.

The performance figures in Column A for the Portfolios reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

Part 2 Cova Series Trust
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance

                                                                                  Column B                    Column C
                                                                             (reflects insurance         (reflects all charges
                                             Portfolio Performance              charges and                 and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception                        since                        since                            since
Portfolio                 Date              1 yr           inception        1 yr        inception        1 yr            inception
------------------------------------------------------------------------------------------------------------------------------------

   Select Equity           5/1/96           31.55%         23.74%          29.67%         21.97%        24.48%           19.33%
   Small Cap Stock         5/1/96           20.89%         17.72%          19.31%         16.10%        14.12%           13.38%
   International Equity    5/1/96            5.96%          8.67%           4.52%          7.14%        (0.64)%           4.31%
   Quality Bond            5/1/96            9.06%          8.87%           7.58%          7.42%         2.43%            4.60%
   Large Cap Stock         5/1/96           33.25%         28.66%          31.36%         26.87%        26.15%           24.29%
   Bond Debenture          5/1/96           15.63%         17.28%          14.05%         15.69%         8.87%           12.97%
   Mid-Cap Value           8/20/97            - -           4.90%            - -           4.68%           - -           (0.54)%
   Large Cap Research      8/20/97            - -          (0.74)%           - -          (1.00)%          - -           (6.21)%
   Developing Growth       8/20/97            - -           5.52%            - -           5.28%           - -            0.06%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 General American Capital Company Money Market Fund
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                 Column B                         Column C
                                                                            (reflects insurance             (reflects all charges
                                             Portfolio Performance             charges and                     and portfolio
                                                   Column A                 portfolio expenses)                   expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception
Portfolio                 Date            1 yr      5 yrs   10 yrs       1 yr      5 yrs    10 yrs       1 yr     5 yrs    10 yrs
------------------------------------------------------------------------------------------------------------------------------------

    Money Market          10/1/87          5.71%     4.89%  5.99%       4.31%     3.49%     4.59%      (0.79)%   (1.11)%   4.49%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Part 2 Lord Abbett Series Fund, Inc.
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                               Portfolio     Portfolio Performance              charges and                 and portfolio
                               Inception           Column A                  portfolio expenses)              expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                                            since                           since                          since
   Portfolio                   Date       1 yr     5 yrs    inception     1 yr     5 yrs    inception     1 yr   5 yrs     inception
------------------------------------------------------------------------------------------------------------------------------------
   Growth and Income           12/11/89   24.30%   17.90%   16.60%        22.91%   16.28%   14.99%        17.48% 15.25%    14.59%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 Variable Insurance Products Fund
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                               Portfolio     Portfolio Performance              charges and                 and portfolio
                               Inception           Column A                  portfolio expenses)              expenses)
------------------------------------------------------------------------------------------------------------------------------------

   Portfolio                   Date       1 yr     5 yrs    10 years      1 yr     5 yrs    10 years      1 yr      5 yrs   10 years
------------------------------------------------------------------------------------------------------------------------------------
   VIP Growth                  10/9/86    23.45%   18.00%   17.18%        22.05%   16.60%   15.78%        16.95%   12.00%    15.68%
   VIP Equity-Income           10/9/86    28.05%   20.15%   16.72%        26.65%   18.75%   15.32%        21.55%   14.15%    15.22%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 Variable Insurance Products Fund II
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                                             Portfolio Performance              charges and                 and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception                        since                        since                         since
Portfolio                 Date              1 yr           inception        1 yr        inception        1 yr         inception
------------------------------------------------------------------------------------------------------------------------------------
   VIP II Contrafund       1/3/95           24.08%         28.14%          22.68%        26.74%          17.58%        22.14%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 Variable Insurance Products Fund III
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                                             Portfolio Performance              charges and                 and portfolio
                          Portfolio                Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Inception                     since                             since                           since
   Portfolio              Date            1 yr          inception         1 yr            inception       1 yr            inception
------------------------------------------------------------------------------------------------------------------------------------
   VIP III Growth
     Opportunities         1/3/95        29.95%          26.81%          28.55%             25.41%       23.45%           20.81%
   VIP III Growth
     & Income              12/31/96      30.10%          28.70%          28.70              27.30%       23.60%           22.70%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Part 2 AIM Variable Insurance Funds, Inc.
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                                             Portfolio Performance              charges and                 and portfolio
                               Portfolio           Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------
                               Inception                since                             since                           since
   Portfolio                   Date       1 yr          inception         1 yr            inception       1 yr            inception
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
     Appreciation              5/5/93    13.51%          18.65%         12.11%             17.25%        7.01%           12.65%
   AIM V.I. International
     Equity                    5/5/93     6.94%          12.91%          5.54%             11.51%        0.44%            6.91%
   AIM V.I. Value              5/5/93    23.69%          19.76%         22.29%             18.36%       17.19%           13.76%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 MFS Variable Insurance Trust
Total Return for the periods ended 12/31/97:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                                             Portfolio Performance              charges and                 and portfolio
                               Portfolio           Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------
                               Inception                since                             since                          since
   Portfolio                   Date       1 yr          inception         1 yr            inception       1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth         7/24/95   21.90%          23.53%          20.50%            22.13%        15.40%          17.53%
   MFS Research                7/26/95   20.26%          22.13%          18.86%            20.73%        13.76%          16.13%
   MFS Growth With Income      10/9/95   29.78%          27.61%          28.38%            26.21%        23.28%          21.61%
   MFS High Income             7/26/95   13.67%          12.66%          12.22%            11.26%         7.12%           6.66%
   MFS World Governments       6/14/94   (1.13)%          4.92%          (2.53)%            3.52%        (7.63)%         (1.08)%
------------------------------------------------------------------------------------------------------------------------------------

CC-3055.DOC

Cova Financial Life
   Insurance Company
Attn: Variable Products
One Tower Lane
Suite 3000
Oakbrook Terrace, Illinois 60181-4644

     Please send me, at no charge, the Statement of Additional Information dated May 1, 1998, for The Annuity Contract issued by Cova.

               (Please print or type and fill in all information)




 ................................................................................
 Name


 ................................................................................
 Address


 ................................................................................
 City                                            State                  Zip Code


CC-3056 (5/98)                                                           COVA VA

                                   [back cover]

                                       COVA
                        Cova Financial Life Insurance Company

                              Marketing and Executive Office
                                One Tower Lane, Suite 3000
                              Oakbrook Terrace, IL 60181-4644

                                       800-523-1661

                                 Annuity Service Office
                                    P.O. Box 10366
                                  Des Moines, IA 50306

                                       800-343-8496

CC-3055 (5/98)     Policy Form Series XLCC-648, XLCC-833       21-PREM-CA (5/98)